Corporate Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate Information (Details) [Line Items]
Description of shares received upon spin-off	Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed on the Lima and New York Stock Exchange.
Percentage of interests in subsidiary	100.00%	100.00%	100.00%
Inversiones ASPI S.A. [Member]
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary	50.01%	50.01%	50.01%